Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)	228,605	$22,433,009
BWX Technologies Inc.	232,757	13,183,356
HEICO Corp.(b)	141,728	14,123,195
HEICO Corp., Class A	230,867	18,755,635
Huntington Ingalls Industries Inc.	13,883	2,422,445
Lockheed Martin Corp.	915,469	334,072,948
Mercury Systems Inc.(a)	164,098	12,907,949
Northrop Grumman Corp.	530,981	163,244,799
TransDigm Group Inc.	42,827	18,931,675
Virgin Galactic Holdings Inc.(a)(b)	191,157	3,123,505

		603,198,516

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.(b)	76,835	6,074,575
Expeditors International of Washington Inc.	375,766	28,573,247
United Parcel Service Inc., Class B	1,721,881	191,438,729
XPO Logistics Inc.(a)(b)	16,763	1,294,942

		227,381,493

Automobiles — 1.1%
Tesla Inc.(a)(b)	547,125	590,791,046

Beverages — 1.9%
Boston Beer Co. Inc. (The), Class A, NVS(a)	32,005	17,175,483
Brown-Forman Corp., Class A	134,500	7,743,165
Brown-Forman Corp., Class B, NVS(b)	568,329	36,179,824
Coca-Cola Co. (The)	8,395,757	375,122,423
Monster Beverage Corp.(a)	1,364,092	94,558,858
PepsiCo Inc.	3,769,327	498,531,189

		1,029,310,942

Biotechnology — 4.2%
AbbVie Inc.	6,126,818	601,530,991
ACADIA Pharmaceuticals Inc.(a)	403,815	19,572,913
Acceleron Pharma Inc.(a)	159,382	15,184,323
Agios Pharmaceuticals Inc.(a)(b)	15,837	846,963
Alexion Pharmaceuticals Inc.(a)	121,019	13,583,173
Alnylam Pharmaceuticals Inc.(a)(b)	422,050	62,509,825
Amgen Inc.	2,177,817	513,659,918
Biogen Inc.(a)	182,230	48,755,636
BioMarin Pharmaceutical Inc.(a)	604,985	74,618,850
Bluebird Bio Inc.(a)	106,895	6,524,871
Exact Sciences Corp.(a)(b)	477,040	41,473,858
Exelixis Inc.(a)	384,845	9,136,220
Global Blood Therapeutics Inc.(a)	216,108	13,642,898
Immunomedics Inc.(a)	760,480	26,951,411
Incyte Corp.(a)	672,588	69,928,974
Ionis Pharmaceuticals Inc.(a)(b)	237,308	13,991,680
Iovance Biotherapeutics Inc.(a)	499,434	13,709,463
Moderna Inc.(a)(b)	992,200	63,709,162
Neurocrine Biosciences Inc.(a)(b)	339,657	41,438,154
Regeneron Pharmaceuticals Inc.(a)	357,700	223,079,605
Sage Therapeutics Inc.(a)(b)	13,979	581,247
Sarepta Therapeutics Inc.(a)(b)	274,826	44,065,601
Seattle Genetics Inc.(a)	449,417	76,364,937
Vertex Pharmaceuticals Inc.(a)	960,162	278,744,630

		2,273,605,303

Building Products — 0.2%
Allegion PLC	225,921	23,093,645
Armstrong World Industries Inc.(b)	65,085	5,074,026
Carrier Global Corp.	1,151,687	25,590,485

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)	213,515	$27,771,896

		81,530,052

Capital Markets — 1.3%
Apollo Global Management Inc.	312,417	15,595,857
Ares Management Corp., Class A	362,130	14,376,561
Carlyle Group Inc. (The)	40,411	1,127,467
Cboe Global Markets Inc.	86,406	8,059,952
FactSet Research Systems Inc.(b)	137,125	45,041,449
Intercontinental Exchange Inc.	714,994	65,493,450
LPL Financial Holdings Inc.	22,899	1,795,282
MarketAxess Holdings Inc.	136,183	68,216,788
Moody’s Corp.	600,601	165,003,113
Morningstar Inc.	62,763	8,847,700
MSCI Inc.	305,772	102,072,809
S&P Global Inc.	525,561	173,161,838
T Rowe Price Group Inc.	216,593	26,749,235
Tradeweb Markets Inc., Class A	257,640	14,979,190
Virtu Financial Inc., Class A	206,084	4,863,582

		715,384,273

Chemicals — 0.6%
Air Products & Chemicals Inc.	102,169	24,669,727
Ecolab Inc.	183,291	36,465,745
FMC Corp.	94,199	9,384,104
NewMarket Corp.	21,201	8,490,577
RPM International Inc.	394,636	29,621,378
Scotts Miracle-Gro Co. (The)	140,175	18,849,332
Sherwin-Williams Co. (The)	304,693	176,066,850
WR Grace & Co.	74,278	3,774,065

		307,321,778

Commercial Services & Supplies — 0.4%
Cintas Corp.	288,880	76,946,077
Copart Inc.(a)(b)	750,332	62,480,146
IAA Inc.(a)(b)	117,988	4,550,797
MSA Safety Inc.	29,822	3,412,830
Rollins Inc.(b)	457,917	19,411,101
Waste Management Inc.	201,412	21,331,545

		188,132,496

Communications Equipment — 0.1%
Arista Networks Inc.(a)(b)	178,168	37,420,625
Lumentum Holdings Inc.(a)	29,551	2,406,338
Motorola Solutions Inc.	64,082	8,979,810
Ubiquiti Inc.(b)	26,789	4,676,288

		53,483,061

Construction & Engineering — 0.0%
Quanta Services Inc.	102,905	4,036,963

Consumer Finance — 0.0%
Credit Acceptance Corp.(a)(b)	2,463	1,032,022
LendingTree Inc.(a)(b)	24,474	7,085,957
SLM Corp.	319,178	2,243,821

		10,361,800

Containers & Packaging — 0.2%
Amcor PLC(a)	888,905	9,075,720
Avery Dennison Corp.	126,628	14,446,988
Ball Corp.(b)	1,103,151	76,657,963
Berry Global Group Inc.(a)(b)	158,777	7,036,997
Crown Holdings Inc.(a)(b)	49,305	3,211,235

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Graphic Packaging Holding Co.	223,711	$3,129,717

		113,558,620

Distributors — 0.1%
Pool Corp.(b)	143,161	38,921,181

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	147,770	17,318,644
Chegg Inc.(a)	447,045	30,068,247
frontdoor Inc.(a)	53,096	2,353,746
H&R Block Inc.	500,781	7,151,152

		56,891,789

Electric Utilities — 0.0%
NRG Energy Inc.	311,630	10,146,673

Electrical Equipment — 0.1%
Generac Holdings Inc.(a)	205,771	25,089,658
Rockwell Automation Inc.	208,120	44,329,560
Vertiv Holdings Co.(a)	735,774	9,977,096

		79,396,314

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	632,489	60,598,771
CDW Corp./DE	523,977	60,875,648
Cognex Corp.(b)	608,280	36,326,482
Coherent Inc.(a)	73,581	9,637,639
Dolby Laboratories Inc., Class A	27,114	1,785,999
IPG Photonics Corp.(a)(b)	8,187	1,313,113
Jabil Inc.	102,532	3,289,227
Keysight Technologies Inc.(a)(b)	232,158	23,396,883
Zebra Technologies Corp., Class A(a)	174,605	44,690,150

		241,913,912

Energy Equipment & Services — 0.0%
ChampionX Corp.(a)	25	244

Entertainment — 2.0%
Activision Blizzard Inc.	1,115,275	84,649,373
Electronic Arts Inc.(a)	146,620	19,361,171
Live Nation Entertainment Inc.(a)(b)	523,743	23,217,527
Netflix Inc.(a)	1,573,429	715,973,132
Roku Inc.(a)(b)	375,625	43,771,581
Spotify Technology SA(a)(b)	483,621	124,866,106
Take-Two Interactive Software Inc.(a)(b)	384,058	53,602,975
World Wrestling Entertainment Inc., Class A	169,482	7,363,993
Zynga Inc., Class A(a)(b)	2,695,884	25,718,733

		1,098,524,591

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.(b)	1,631,931	421,919,441
Americold Realty Trust	73,191	2,656,833
Brookfield Property REIT Inc., Class A	206,613	2,057,866
CoreSite Realty Corp.	101,944	12,341,341
Crown Castle International Corp.	1,433,944	239,970,528
Equinix Inc.(b)	325,096	228,314,921
Equity LifeStyle Properties Inc.(b)	263,235	16,446,923
Extra Space Storage Inc.	332,244	30,689,378
Iron Mountain Inc.	618,810	16,150,941
Public Storage	366,253	70,280,288
SBA Communications Corp.	55,145	16,428,798
Simon Property Group Inc.	890,157	60,868,936

		1,118,126,194

Security	Shares	Value

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,441,606	$437,109,355
Grocery Outlet Holding Corp.(a)(b)	137,114	5,594,251
Sprouts Farmers Market Inc.(a)(b)	366,846	9,387,589
Sysco Corp.	1,275,671	69,728,177

		521,819,372

Food Products — 0.3%
Beyond Meat Inc.(a)	151,829	20,342,049
Campbell Soup Co.	305,886	15,181,122
Hershey Co. (The)	420,689	54,529,708
Kellogg Co.	303,128	20,024,636
Lamb Weston Holdings Inc.	118,482	7,574,554
McCormick & Co. Inc./MD, NVS	257,998	46,287,421
Pilgrim’s Pride Corp.(a)(b)	59,386	1,003,030

		164,942,520

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	2,455,738	224,528,125
ABIOMED Inc.(a)(b)	163,494	39,493,611
Align Technology Inc.(a)	288,371	79,140,537
Baxter International Inc.	788,985	67,931,609
Cooper Companies Inc. (The)(b)	21,058	5,972,891
DexCom Inc.(a)(b)	339,895	137,793,433
Edwards Lifesciences Corp.(a)	2,280,522	157,606,875
Haemonetics Corp.(a)	171,581	15,366,794
Hill-Rom Holdings Inc.	28,795	3,161,115
Hologic Inc.(a)	681,388	38,839,116
ICU Medical Inc.(a)(b)	18,550	3,418,951
IDEXX Laboratories Inc.(a)	310,785	102,608,776
Insulet Corp.(a)(b)	232,759	45,215,763
Intuitive Surgical Inc.(a)	428,176	243,987,530
Masimo Corp.(a)	177,712	40,516,559
Novocure Ltd.(a)	367,013	21,763,871
Penumbra Inc.(a)(b)	118,200	21,136,524
Quidel Corp.(a)	137,214	30,700,260
ResMed Inc.	529,494	101,662,848
Steris PLC(b)	15,525	2,382,156
Stryker Corp.	417,724	75,269,688
Tandem Diabetes Care Inc.(a)	192,396	19,031,812
Teleflex Inc.(b)	107,892	39,270,530
Varian Medical Systems Inc.(a)(b)	42,221	5,172,917
West Pharmaceutical Services Inc.(b)	271,052	61,574,883

		1,583,547,174

Health Care Providers & Services — 2.6%
Amedisys Inc.(a)	116,660	23,161,677
AmerisourceBergen Corp.	258,334	26,032,317
Anthem Inc.	242,277	63,714,006
Cardinal Health Inc.	1,080,378	56,384,928
Centene Corp.(a)	626,404	39,807,974
Chemed Corp.	57,226	25,812,932
Cigna Corp.(a)	366,731	68,817,072
DaVita Inc.(a)	51,123	4,045,874
Encompass Health Corp.	157,916	9,779,738
Guardant Health Inc.(a)(b)	274,240	22,249,091
HCA Healthcare Inc.	513,436	49,834,098
Humana Inc.	185,595	71,964,461
Laboratory Corp. of America Holdings(a)(b)	18,793	3,121,705
McKesson Corp.	472,336	72,465,789
Molina Healthcare Inc.(a)	145,730	25,937,026
UnitedHealth Group Inc.	2,905,973	857,116,736

		1,420,245,424

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.5%
Cerner Corp.(b)	1,124,005	$77,050,543
Change Healthcare Inc.(a)(b)	334,380	3,745,056
Livongo Health Inc.(a)(b)	198,955	14,959,426
Teladoc Health Inc.(a)	246,551	47,051,793
Veeva Systems Inc., Class A(a)(b)	493,461	115,677,128

		258,483,946

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill Inc.(a)	102,887	108,274,163
Domino’s Pizza Inc.(b)	143,875	53,153,180
Dunkin’ Brands Group Inc.	253,907	16,562,353
Las Vegas Sands Corp.	524,416	23,881,905
McDonald’s Corp.	396,894	73,215,036
Planet Fitness Inc., Class A(a)(b)	168,091	10,181,272
Starbucks Corp.	2,495,029	183,609,184
Vail Resorts Inc.(b)	11,798	2,149,006
Wendy’s Co. (The)(b)	662,029	14,418,992
Wynn Resorts Ltd.	89,275	6,650,095
Yum China Holdings Inc.	91,868	4,416,095
Yum! Brands Inc.	83,517	7,258,462

		503,769,743

Household Durables — 0.0%
NVR Inc.(a)	1,261	4,109,284
Tempur Sealy International Inc.(a)	147,589	10,619,028

		14,728,312

Household Products — 1.2%
Church & Dwight Co. Inc.	908,105	70,196,516
Clorox Co. (The)	335,675	73,637,025
Energizer Holdings Inc.	181,785	8,632,970
Procter & Gamble Co. (The)	4,030,339	481,907,634
Reynolds Consumer Products Inc.	62,632	2,175,836

		636,549,981

Industrial Conglomerates — 0.4%
3M Co.	1,372,147	214,041,211
Roper Technologies Inc.	52,098	20,227,569

		234,268,780

Insurance — 0.8%
Alleghany Corp.	4,731	2,314,121
Aon PLC, Class A	847,940	163,313,244
Axis Capital Holdings Ltd.	33,447	1,356,610
Brown & Brown Inc.(b)	44,117	1,798,209
Erie Indemnity Co., Class A, NVS	52,449	10,064,963
Lincoln National Corp.	88,177	3,244,032
Marsh & McLennan Companies Inc.	1,450,674	155,758,868
Primerica Inc.(b)	98,345	11,467,027
Progressive Corp. (The)	620,714	49,725,399
RenaissanceRe Holdings Ltd.(b)	59,837	10,233,922

		409,276,395

Interactive Media & Services — 8.5%
Alphabet Inc., Class A(a)	861,872	1,222,177,590
Alphabet Inc., Class C, NVS(a)	850,753	1,202,632,948
Facebook Inc., Class A(a)	8,884,443	2,017,390,472
IAC/InterActiveCorp.(a)(b)	276,977	89,574,362
Match Group Inc.(a)(b)	204,098	21,848,691
Pinterest Inc., Class A(a)	1,231,597	27,304,505
Zillow Group Inc., Class A(a)	23,370	1,343,308
Zillow Group Inc., Class C, NVS(a)	55,037	3,170,681

		4,585,442,557

Security	Shares	Value

Internet & Direct Marketing Retail — 8.8%
Amazon.com Inc.(a)	1,568,847	$4,328,166,481
Booking Holdings Inc.(a)(b)	151,154	240,688,560
eBay Inc.	2,255,145	118,282,355
Etsy Inc.(a)	435,863	46,301,727
Expedia Group Inc.	55,917	4,596,377
Grubhub Inc.(a)(b)	32,591	2,291,147
Wayfair Inc., Class A(a)(b)	221,669	43,804,011

		4,784,130,658

IT Services — 8.7%
Accenture PLC, Class A	2,358,255	506,364,514
Akamai Technologies Inc.(a)	486,607	52,110,744
Automatic Data Processing Inc.	1,367,205	203,563,152
Black Knight Inc.(a)(b)	533,360	38,700,602
Booz Allen Hamilton Holding Corp.	508,167	39,530,311
Broadridge Financial Solutions Inc.	422,618	53,330,165
CACI International Inc., Class A(a)	14,756	3,200,281
Cognizant Technology Solutions Corp., Class A	137,487	7,812,011
EPAM Systems Inc.(a)(b)	196,270	49,462,003
Fastly Inc., Class A(a)(b)	268,990	22,899,119
Fiserv Inc.(a)	608,929	59,443,649
FleetCor Technologies Inc.(a)	304,589	76,613,271
Gartner Inc.(a)	319,556	38,771,729
Genpact Ltd.(b)	269,442	9,840,022
GoDaddy Inc., Class A(a)(b)	611,363	44,831,249
Jack Henry & Associates Inc.(b)	220,620	40,600,699
Leidos Holdings Inc.	48,192	4,514,145
Mastercard Inc., Class A	3,264,060	965,182,542
MongoDB Inc.(a)(b)	154,355	34,936,711
Okta Inc.(a)(b)	424,784	85,054,500
Paychex Inc.	936,555	70,944,041
PayPal Holdings Inc.(a)	4,345,054	757,038,758
Science Applications International Corp.	27,626	2,145,988
Square Inc., Class A(a)	1,335,672	140,165,420
StoneCo Ltd., Class A(a)(b)	573,089	22,212,930
Switch Inc., Class A(b)	325,960	5,808,607
Twilio Inc., Class A(a)(b)	400,417	87,859,498
VeriSign Inc.(a)	223,948	46,319,165
Visa Inc., Class A(b)	6,246,984	1,206,729,899
Western Union Co. (The)	299,578	6,476,876
WEX Inc.(a)(b)	13,749	2,268,722

		4,684,731,323

Leisure Products — 0.0%
Mattel Inc.(a)	749,047	7,243,284
Peloton Interactive Inc., Class A(a)	87,728	5,068,047
Polaris Inc.	22,091	2,044,522

		14,355,853

Life Sciences Tools & Services — 1.5%
10X Genomics Inc., Class A(a)	200,893	17,941,754
Adaptive Biotechnologies Corp.(a)(b)	262,620	12,705,556
Agilent Technologies Inc.(b)	95,630	8,450,823
Avantor Inc.(a)(b)	1,520,867	25,854,739
Bio-Techne Corp.	131,834	34,813,404
Bruker Corp.(b)	162,006	6,590,404
Charles River Laboratories International Inc.(a)	157,262	27,418,630
Illumina Inc.(a)(b)	542,642	200,967,465
IQVIA Holdings Inc.(a)	266,210	37,769,875
Mettler-Toledo International Inc.(a)(b)	81,903	65,976,962
PerkinElmer Inc.(b)	76,827	7,535,960
PPD Inc.(a)	193,156	5,176,581

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)	203,423	$19,791,024
Repligen Corp.(a)	192,826	23,835,222
Syneos Health Inc.(a)	24,713	1,439,532
Thermo Fisher Scientific Inc.	857,728	310,789,163
Waters Corp.(a)(b)	16,718	3,015,927

		810,073,021

Machinery — 0.3%
Allison Transmission Holdings Inc.	269,520	9,912,946
Donaldson Co. Inc.	48,274	2,245,706
Graco Inc.	304,860	14,630,231
Illinois Tool Works Inc.	515,728	90,175,041
Lincoln Electric Holdings Inc.(b)	89,742	7,559,866
Nordson Corp.(b)	169,570	32,169,125
Toro Co. (The)(b)	351,633	23,327,333

		180,020,248

Media — 0.6%
Altice USA Inc., Class A(a)(b)	1,194,815	26,931,130
Cable One Inc.	18,766	33,306,835
Charter Communications Inc., Class A(a)(b)	499,635	254,833,835
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	35,536	1,226,703
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	74,304	2,559,773
Nexstar Media Group Inc., Class A	112,925	9,450,693
Sirius XM Holdings Inc.(b)	2,621,012	15,385,341

		343,694,310

Metals & Mining — 0.0%
Royal Gold Inc.	173,296	21,544,159

Multiline Retail — 0.4%
Dollar General Corp.	930,719	177,311,277
Dollar Tree Inc.(a)	419,262	38,857,202
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	171,619	16,758,595

		232,927,074

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Inc.(a)(b)	854,471	41,288,039
Equitrans Midstream Corp.	64,603	536,851

		41,824,890

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	732,409	138,190,930
Herbalife Nutrition Ltd.(a)	54,619	2,456,763

		140,647,693

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	3,040,628	178,788,926
Eli Lilly & Co.	3,116,435	511,656,298
Horizon Therapeutics PLC(a)(b)	628,058	34,907,464
Johnson & Johnson	1,307,985	183,941,930
Merck & Co. Inc.	8,169,239	631,727,252
Reata Pharmaceuticals Inc., Class A(a)	78,330	12,221,047
Zoetis Inc.	1,591,297	218,071,341

		1,771,314,258

Professional Services — 0.7%
CoreLogic Inc.	14,482	973,480
CoStar Group Inc.(a)(b)	142,067	100,962,755
Equifax Inc.	331,158	56,919,437
IHS Markit Ltd.	800,680	60,451,340
TransUnion	639,223	55,637,970
Verisk Analytics Inc.	585,841	99,710,138

		374,655,120

Security	Shares	Value

Road & Rail — 0.8%
JB Hunt Transport Services Inc.(b)	83,471	$10,044,900
Landstar System Inc.(b)	114,956	12,910,708
Old Dominion Freight Line Inc.(b)	310,559	52,667,701
Uber Technologies Inc.(a)(b)	3,878,826	120,553,912
Union Pacific Corp.	1,280,980	216,575,289

		412,752,510

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices Inc.(a)(b)	4,011,677	211,054,327
Analog Devices Inc.	159,395	19,548,203
Applied Materials Inc.	3,389,201	204,877,200
Broadcom Inc.	1,369,124	432,109,226
Enphase Energy Inc.(a)	390,127	18,558,341
Entegris Inc.(b)	463,025	27,341,626
Inphi Corp.(a)	176,520	20,741,100
KLA Corp.	573,512	111,536,614
Lam Research Corp.	536,209	173,442,163
Maxim Integrated Products Inc.	325,502	19,728,676
Microchip Technology Inc.	650,483	68,502,365
MKS Instruments Inc.(b)	151,766	17,185,982
Monolithic Power Systems Inc.	160,715	38,089,455
NVIDIA Corp.	2,184,157	829,783,086
Qualcomm Inc.	4,163,933	379,792,329
SolarEdge Technologies Inc.(a)	180,412	25,037,577
Teradyne Inc.	610,899	51,627,075
Texas Instruments Inc.	1,691,288	214,742,837
Universal Display Corp.(b)	158,500	23,714,770
Xilinx Inc.	902,395	88,786,644

		2,976,199,596

Software — 18.9%
2U Inc.(a)(b)	66,666	2,530,641
Adobe Inc.(a)	1,779,813	774,770,397
Alteryx Inc., Class A(a)(b)	194,481	31,949,339
Anaplan Inc.(a)(b)	481,224	21,804,260
Ansys Inc.(a)	316,473	92,324,668
Aspen Technology Inc.(a)(b)	223,918	23,200,144
Atlassian Corp. PLC, Class A(a)(b)	461,631	83,218,220
Autodesk Inc.(a)	540,128	129,193,216
Avalara Inc.(a)(b)	284,038	37,802,617
Bill.Com Holdings Inc.(a)	59,353	5,354,234
Cadence Design Systems Inc.(a)	1,018,503	97,735,548
CDK Global Inc.	57,107	2,365,372
Ceridian HCM Holding Inc.(a)(b)	275,497	21,838,647
Citrix Systems Inc.	123,809	18,312,589
Cloudflare Inc., Class A(a)(b)	402,608	14,473,758
Coupa Software Inc.(a)(b)	245,289	67,954,865
Crowdstrike Holdings Inc., Class A(a)	309,212	31,010,872
Datadog Inc., Class A(a)	563,023	48,954,850
DocuSign Inc.(a)(b)	651,278	112,156,584
Dropbox Inc., Class A(a)	906,213	19,728,257
Dynatrace Inc.(a)(b)	560,744	22,766,206
Elastic NV(a)(b)	201,798	18,607,794
Everbridge Inc.(a)	126,628	17,520,250
Fair Isaac Corp.(a)	103,336	43,198,582
FireEye Inc.(a)(b)	182,883	2,226,601
Five9 Inc.(a)	227,891	25,220,697
Fortinet Inc.(a)	491,071	67,409,316
Globant SA(a)(b)	133,545	20,011,718
Guidewire Software Inc.(a)(b)	58,268	6,459,008
HubSpot Inc.(a)	152,823	34,285,840

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Intuit Inc.	932,158	$276,095,878
LogMeIn Inc.	14,860	1,259,682
Manhattan Associates Inc.(a)(b)	207,600	19,555,920
Medallia Inc.(a)(b)	302,363	7,631,642
Microsoft Corp.	27,706,587	5,638,567,520
New Relic Inc.(a)(b)	185,929	12,810,508
NortonLifeLock Inc.	2,059,918	40,848,174
Nutanix Inc., Class A(a)(b)	657,993	15,597,724
Oracle Corp.	6,425,986	355,164,246
Pagerduty Inc.(a)(b)	252,921	7,238,599
Palo Alto Networks Inc.(a)(b)	361,095	82,932,689
Paycom Software Inc.(a)(b)	181,966	56,360,329
Paylocity Holding Corp.(a)	127,769	18,640,219
Pegasystems Inc.(b)	122,932	12,437,030
Pluralsight Inc., Class A(a)(b)	346,699	6,257,917
Proofpoint Inc.(a)(b)	209,077	23,232,636
PTC Inc.(a)(b)	385,270	29,970,153
RealPage Inc.(a)(b)	272,164	17,693,382
RingCentral Inc., Class A(a)(b)	282,220	80,435,522
salesforce.com Inc.(a)(b)	2,970,379	556,441,098
ServiceNow Inc.(a)	703,002	284,757,990
Slack Technologies Inc., Class A(a)	1,384,762	43,052,251
Smartsheet Inc., Class A(a)(b)	407,840	20,767,213
Splunk Inc.(a)(b)	587,325	116,701,478
SS&C Technologies Holdings Inc.	173,415	9,794,479
Synopsys Inc.(a)(b)	513,206	100,075,170
Teradata Corp.(a)(b)	367,553	7,645,102
Trade Desk Inc. (The), Class A(a)(b)	149,563	60,797,360
Tyler Technologies Inc.(a)(b)	144,691	50,190,414
VMware Inc., Class A(a)(b)	291,822	45,191,555
Workday Inc., Class A(a)	633,969	118,780,432
Zendesk Inc.(a)(b)	417,346	36,947,641
Zoom Video Communications Inc., Class A(a)	617,764	156,627,885
Zscaler Inc.(a)(b)	259,655	28,432,223

		10,233,317,151

Specialty Retail — 2.8%
AutoZone Inc.(a)	50,971	57,501,404
Best Buy Co. Inc.	145,366	12,686,091
Burlington Stores Inc.(a)	212,443	41,836,400
CarMax Inc.(a)(b)	45,053	4,034,496
Carvana Co.(a)(b)	201,828	24,259,726
Five Below Inc.(a)(b)	201,579	21,550,811
Floor & Decor Holdings Inc., Class A(a)	299,869	17,287,448
Home Depot Inc. (The)	1,987,242	497,823,993
Lowe’s Companies Inc.	2,796,319	377,838,623
O’Reilly Automotive Inc.(a)	270,414	114,025,471
Ross Stores Inc.	1,044,317	89,017,581
TJX Companies Inc. (The)	3,590,261	181,523,596
Tractor Supply Co.(b)	426,840	56,253,244
Ulta Beauty Inc.(a)(b)	184,950	37,622,529
Williams-Sonoma Inc.	45,872	3,761,963

		1,537,023,376

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 10.3%
Apple Inc.	15,132,513	$5,520,340,742
Dell Technologies Inc., Class C(a)(b)	34,475	1,894,057
NetApp Inc.	443,117	19,661,101
Pure Storage Inc., Class A(a)(b)	510,958	8,854,902

		5,550,750,802

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica Inc.(a)(b)	419,731	130,960,269
Nike Inc., Class B	4,481,552	439,416,174
VF Corp.	69,974	4,264,216

		574,640,659

Tobacco — 0.2%
Altria Group Inc.	2,974,716	116,757,603

Trading Companies & Distributors — 0.2%
Fastenal Co.	1,715,400	73,487,736
WW Grainger Inc.	120,674	37,910,944

		111,398,680

Total Common Stocks — 99.9% (Cost: $34,361,890,809)		54,087,850,429

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)(b)	533,161	89,571

Total Rights — 0.0% (Cost: $197,270)		89,571

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	937,342,094	938,560,639
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	58,770,000	58,770,000

		997,330,639

Total Short-Term Investments — 1.8% (Cost: $995,949,665)		997,330,639

Total Investments in Securities — 101.7% (Cost: $35,358,037,744)		55,085,270,639

Other Assets, Less Liabilities — (1.7)%		(913,546,869)

Net Assets — 100.0%		$54,171,723,770

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 1000 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,699,346,300	(762,004,206)	937,342,094	$938,560,639	$2,375,090	(b)	$520,856		$1,540,243
BlackRock Cash Funds: Treasury, SL Agency Shares	80,304,000	(21,534,000)	58,770,000	58,770,000	52,161		—		—

				$997,330,639	$2,427,251		$520,856		$1,540,243

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	494	09/18/20	$76,328	$928,745

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$54,087,850,429	$—	$—	$54,087,850,429
Rights	89,571	—	—	89,571
Money Market Funds	997,330,639	—	—	997,330,639

	$55,085,270,639	$—	$—	$55,085,270,639

Derivative financial instruments(a)
Assets
Futures Contracts	$928,745	$—	$—	$928,745

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares